LS Opportunity Fund
Schedule of Investments
August 31, 2025 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 78.91% Shares Fair Value
Communication Services — 1.94%
Alphabet, Inc., Class A
(a)
17,105 $ 3,641,826
Consumer Discretionary — 3.92%
Darden Restaurants, Inc.
(a)
11,035 2,283,583
Home Depot, Inc. (The)
(a)
7,830 3,185,009
Texas Roadhouse, Inc.
(a)
10,869 1,875,446
7,344,038
Consumer Staples — 6.44%
Church & Dwight Co., Inc.
(a)
19,268 1,795,007
Colgate-Palmolive Co.
(a)
27,020 2,271,571
Kenvue, Inc.
(a)
119,512 2,475,094
Keurig Dr Pepper, Inc.
(a)
80,144 2,331,389
Mondelez International, Inc., Class A
(a)
26,630 1,636,147
Simply Good Foods Co. (The)
(a) (b)
54,528 1,561,136
12,070,344
Energy — 2.59%
Exxon Mobil Corp.
(a)
29,026 3,317,382
Permian Resources Corp.
(a)
107,821 1,540,762
4,858,144
Financials — 32.08%
Ameris Bancorp
(a)
44,376 3,251,873
Arthur J. Gallagher & Co.
(a)
9,277 2,808,612
Brown & Brown, Inc.
(a)
61,055 5,919,282
Cboe Global Markets, Inc.
(a) (b)
11,691 2,758,491
Citigroup, Inc.
(a)
23,238 2,244,094
F.N.B. Corp.
(a)
236,209 3,942,328
Fidelity National Information Services, Inc.
(a)
36,507 2,548,554
Globe Life, Inc.
(a)
42,417 5,936,259
KeyCorp 109,100 2,112,176
PJT Partners, Inc., Class A
(a)
17,176 3,074,504
PNC Financial Services Group, Inc. (The)
(a)
35,904 7,447,926
Primerica, Inc.
(a)
12,774 3,440,549
Progressive Corp. (The)
(a)
15,233 3,763,465
Prosperity Bancshares, Inc.
(a) (b)
54,116 3,741,039
SouthState Corp.
(a)
44,970 4,589,638
Unum Group
(a)
36,500 2,549,890
60,128,680
Health Care — 8.04%
Abbott Laboratories
(a)
35,550 4,716,063
Cigna Corp. (The)
(a)
9,083 2,732,802
Johnson & Johnson
(a)
23,477 4,159,420
Merck & Co., Inc.
(a)
41,082 3,455,818
15,064,103
Industrials — 10.81%
CACI International, Inc., Class A
(a) (b)
8,761 4,202,827
Carrier Global Corp.
(a)
59,662 3,889,962
Curtiss-Wright Corp.
(a)
4,269 2,041,222
Honeywell International, Inc.
(a)
10,999 2,414,281

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2025 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 78.91% - continued Shares Fair Value
Industrials — 10.81% - continued
Leidos Holdings, Inc.
(a)
18,259 $ 3,303,418
Paychex, Inc.
(a)
12,557 1,751,137
RTX Corp.
(a)
16,714 2,650,840
20,253,687
Information Technology — 8.60%
Applied Materials, Inc.
(a)
9,129 1,467,578
Littelfuse, Inc.
(a)
12,612 3,276,976
Microsoft Corp.
(a)
6,990 3,541,763
Teradyne, Inc.
(a)
21,831 2,581,298
Trimble, Inc.
(a) (b)
36,427 2,944,030
Zebra Technologies Corp., Class A
(a) (b)
7,293 2,312,537
16,124,182
Materials — 1.65%
PPG Industries, Inc.
(a) (b)
27,767 3,088,523
Real Estate — 2.84%
Howard Hughes Holdings, Inc. (The)
(a) (b)
28,384 2,164,848
St. Joe Co. (The)
(a)
62,787 3,168,232
5,333,080
Total Common Stocks - Long - Domestic (Cost $114,911,353) 147,906,607
COMMON STOCKS - LONG - INTERNATIONAL — 14.33%
Consumer Staples — 0.99%
Nestle S.A. 19,706 1,856,673
Energy — 1.39%
Schlumberger Ltd.
(a)
70,816 2,608,861
Financials — 5.74%
Everest Re Group, Ltd.
(a)
13,229 4,522,731
Fairfax Financial Holdings Ltd. 3,626 6,241,144
10,763,875
Industrials — 5.04%
Eaton Corp. PLC
(a)
19,067 6,657,052
Pentair PLC
(a)
26,067 2,802,985
9,460,037
Materials — 1.17%
Agnico Eagle Mines Ltd.
(a)
15,228 2,195,421
Total Common Stocks - Long - International
(Cost $17,264,799) 26,884,867
EXCHANGE-TRADED FUNDS — 1.11%
Abrdn Physical Platinum Shares ETF
(a) (b)
16,606 2,079,403
Total Exchange-Traded Funds (Cost $1,586,981) 2,079,403

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2025 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.01%
Walmart, Inc.   174 $ 1,270,438 $ 85.00 12/19/2025 $ 18,618
Total Put Options Purchased (Cost $55,032) 18,618
CALL OPTIONS PURCHASED — 0.07%
U.S. Bancorp 325 $ 1,586,975 $ 47.50 9/19/2025 $ 65,000
U.S. Bancorp 131 640,197 45.00 1/16/2026 69,102
Total Call Options Purchased (Cost $81,823) 134,102
MONEY MARKET FUNDS - 5.22% Shares
Invesco Treasury Portfolio, Institutional Class, 4.16%
(c)
9,788,447 9,788,447
Total Money Market Funds (Cost $9,788,447) 9,788,447
Total Investments — 99.65%
    (Cost $143,688,435) 186,812,044
Other Assets in Excess of Liabilities — 0.35% 654,392
NET ASSETS — 100.00% $ 187,466,436
(a) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on August 31, 2025 was $99,000,265.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of August 31, 2025.
ETF - Exchange-Traded Fund

LS Opportunity Fund
Schedule of Securities Sold Short
August 31, 2025 - (Unaudited)
COMMON STOCKS - SHORT - DOMESTIC - (21.64)% Shares Fair Value
Communications - (0.91)%
Walt Disney Co. (The) (14,434) $ (1,708,697)
Consumer Discretionary - (3.22)%
Hilton Grand Vacations, Inc.
(a)
(40,956) (1,946,229)
McDonald's Corp. (7,275) (2,281,003)
Starbucks Corp. (20,500) (1,807,895)
(6,035,127)
Consumer Staples - (5.22)%
Campbell Soup Co. (29,589) (944,777)
Dollar Tree, Inc.
(a)
(7,935) (866,264)
Kimberly-Clark Corp. (14,493) (1,871,626)
Post Holdings, Inc.
(a)
(30,022) (3,396,989)
Sysco Corp. (33,595) (2,703,390)
(9,783,046)
Financials - (10.88)%
Capitol Federal Financial, Inc. (213,361) (1,382,579)
Comerica, Inc. (29,810) (2,103,990)
Goldman Sachs Group, Inc. (The) (2,263) (1,686,501)
Houlihan Lokey, Inc. (9,093) (1,811,780)
Markel Corp.
(a)
(1,014) (1,986,487)
Marsh & McLennan Cos., Inc. (12,982) (2,671,825)
Northwest Bancshares, Inc. (146,936) (1,858,740)
Old Republic International Corp. (61,163) (2,444,685)
Park National Corp. (5,575) (957,618)
Prudential Financial, Inc. (31,812) (3,488,504)
(20,392,709)
Health Care - (1.41)%
HCA Healthcare, Inc. (4,532) (1,830,747)
UnitedHealth Group, Inc. (2,634) (816,197)
(2,646,944)
TOTAL COMMON STOCKS - SHORT - DOMESTIC  (Proceeds Received $38,255,657) (40,566,523)
COMMON STOCKS - SHORT - INTERNATIONAL - (7.01)%
Financials - (5.91)%
Aon PLC, Class A (5,304) (1,946,568)
Bank of Nova Scotia (The)
(a)
(38,827) (2,424,868)
Commonwealth Bank of Australia (24,175) (2,694,197)
RenaissanceRe Holdings Ltd. (7,521) (1,827,528)
Westpac Banking Corp. (86,469) (2,184,784)
(11,077,945)
Industrials - (1.10)%
Johnson Controls International PLC (19,367) (2,070,139)
TOTAL COMMON STOCKS - SHORT - INTERNATIONAL  (Proceeds
Received $11,649,832) (13,148,084)
EXCHANGE-TRADED FUNDS - (4.24)%
Energy Select Sector SPDR® Fund (10,483) (947,558)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
August 31, 2025 - (Unaudited)
EXCHANGE-TRADED FUNDS - (4.24)% Shares Fair Value
Industrial Select Sector SPDR® Fund (14,560) $ (2,213,265)
Vanguard Industrials ETF
(a)
(7,603) (2,214,830)
Vanguard Information Technology ETF (3,689) (2,571,307)
TOTAL EXCHANGE-TRADED FUNDS  (Proceeds Received $6,984,475) (7,946,960)
TOTAL SECURITIES SOLD SHORT - (32.89)% (Proceeds Received
$56,889,964) $ (61,661,567)
(a) Non-dividend expense producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt
The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global
Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of
MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.